Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015	Feb. 28, 2015	Nov. 30, 2014
C000007887
Account Value [Line Items]
Line Graph and Table Measure Name	Investor Shares
Account Value	$ 13,003	$ 12,818	$ 12,385	$ 12,538	$ 12,217	$ 11,946	$ 11,973	$ 11,822	$ 11,768	$ 11,753	$ 11,994	$ 12,686	$ 13,117	$ 13,089	$ 13,028	$ 12,729	$ 12,794	$ 12,593	$ 12,340	$ 12,543	$ 12,066	$ 12,126	$ 11,753	$ 11,274	$ 10,978	$ 11,018	$ 10,995	$ 10,850	$ 10,944	$ 10,997	$ 10,856	$ 10,555	$ 10,307	$ 10,975	$ 10,771	$ 10,586	$ 10,377	$ 10,212	$ 10,094	$ 10,137	$ 10,000
NACC2 Index: Bloomberg MA Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg MA Municipal Bond Index
Account Value	$ 12,449	12,302	11,894	12,104	11,874	11,627	11,670	11,552	11,480	11,494	11,621	12,161	12,536	12,563	12,479	12,277	12,388	12,250	12,118	12,162	11,784	11,824	11,509	11,151	10,880	10,894	10,835	10,715	10,783	10,893	10,775	10,503	10,230	10,833	10,649	10,524	10,314	10,166	10,069	10,112	10,000
NACC2 Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,587	$ 12,189	$ 12,379	$ 12,144	$ 11,865	$ 11,872	$ 11,743	$ 11,645	$ 11,666	$ 11,814	$ 12,373	$ 12,747	$ 12,768	$ 12,675	$ 12,455	$ 12,500	$ 12,349	$ 12,102	$ 12,325	$ 11,917	$ 11,962	$ 11,639	$ 11,260	$ 10,984	$ 11,003	$ 10,938	$ 10,813	$ 10,862	$ 10,949	$ 10,818	$ 10,549	$ 10,287	$ 10,853	$ 10,662	$ 10,523	$ 10,310	$ 10,155	$ 10,071	$ 10,123	$ 10,000